Investment in Associates and Joint Ventures - Summary of Financial Information of Material Associate Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Non-current assets	$ 2,650	$ 2,796
Current assets	2,066	2,243
Current liabilities	(1,624)	(1,867)
Non-current liabilities	(4,566)	(5,021)
Net assets	(1,474)	(1,849)
Revenue	2,907	2,394	$ 4,627
Profit/(loss) for the year	265	(260)	386
Barclay associate [member]
Disclosure of associates [line items]
Non-current assets	485	497
Current assets	38	32
Current liabilities	(32)	(19)
Non-current liabilities	(246)	(247)
Net assets	245	263
Revenue	42	16
Profit/(loss) for the year	(24)	(52)
Group's share of loss for the year, including the cost of funding owner returns	(5)	(13)	$ 10
Barclay associate [member] | Group share of reported net assets at 19.9% [member]
Disclosure of associates [line items]
Net assets	49	52
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement	(7)	(9)
Carrying amount	$ 42	$ 43